January 2009

Sector Navigator

DON'T GO SECTORS ALONE!

Model Highlights

Investing with the *Sector Navigator* gets easier

In addition to the Navigator Auto Pilot (NAP) program for Sector Navigator subscribers, the Navigator Fund **(NAVFX)** offers a simple way to follow the Sector Navigator in a single no-load fund, and you save on ETF trading commissions. NAVFX uses the Navigator's ETF Sector Rotation Portfolio and the fund managers' "best picks."

The markets and the S&P 500 edged up in December, closing out 2008 with a positive month, moving up 0.78%. All three of the Sector Navigator models easily outperformed the S&P 500 for the month – each model was up a minimum of 5% for December - and the year.

The **ProFunds/Rydex Sector Rotation Portfolio** outperformed the S&P 500 by more than 36% for the year. The portfolio gained 7.44% in December, thanks to the combination of ProFunds Short OTC (SOPIX) – which had a big gain on December 1 – and ProFunds Biotechnology (BIPIX). The "slot" that these funds occupy gained 38.07% from the close on November 30, 2008 through the end of the year.

On January 2, 2008 perform the trades detailed on page 2.

The **ETF Sector Rotation Portfolio** was up 5.25% in December nd beat the S&P 500 by more than 34% in 2008. On December 2, the Navigator added iShares Biotechnology (IBB) to this portfolio, and it gained 16.65%. We will take those profits off of the table to start 2009.

On January 2, 2008 perform the trades detailed on page 3.

The **Fidelity Select Funds Sector Rotation Portfolio** also beat the S&P 500 for the month and year. Fidelity Select Biotechnology (FBIOX) moved into the portfolio on December 2 and moved up 15.52% through the end of the year.

On January 2, 2008 perform the trades detailed on page 4.*

* Fidelity Select Funds held for less than 30 days will incur a short term redemption fee. Funds held less than 31 days constitute a "round trip; "Fidelity retail accounts are limited to four "round trip" transactions per year.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of December 31, 2008 the Navigator Fund's one year return is -23.83%, and the Fund's average annualized return since inception (May 3, 2004) is -1.71%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

Contents

Market Index Update

	December 31	MTD	YTD
DJIA	8,776.39	-0.60%	-33.84%
NASDAQ	1,577.03	2.70%	-40.54%
S&P 500	903.25	0.78%	-38.49%
Wilshire 5000	9087.17	1.59%	-38.68%
Russell 2000	499.45	5.56%	-34.80%
NAVFX	8.32	2.90%	-23.83%

Sector Navigator is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Wappingers Falls, NY 12590 877-585-2785. Subscription rate: $799 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on September 1st, 2002 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

PROFUNDS/RYDEX SECTOR FUNDS

PROFUNDS/RYDEX SECTOR ROTATION MODEL AS OF 12/31/2008

This portfolio applies our proprietary ranking system to the ProFunds and Rydex mutual funds. The model invests in the top five funds from the rankings below. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Rydex Biotechnology - 12/1/08	$17.27	RYOIX	2272.627	$20.61	$46,838.84	22.50%	12.57%
ProFunds Biotechnology - 12/1/08	$41.22	BIPIX	981.362	$50.49	$49,548.98	23.80%	38.07%
ProFunds Bear - 5/1/08	$35.43	BRPIX	1686.691	$33.83	$57,060.76	27.41%	-3.15%
Rydex Health Care - 10/1/08	$12.23	RYHIX	2401.082	$11.95	$28,692.92	13.78%	7.17%
ProFunds Sht Sml Cap - 12/1/08	$24.10	SHPIX	1351.151	$19.26	$26,023.18	12.50%	-14.85%
					$208,164.68		

2002 Return	4.92% **	2004 Return	23.71%	2006 Return	14.37%	Monthly Model Return	7.44%
2003 Return	20.46%	2005 Return	12.24%	2007 Return	5.61%	Year To Date Return	-1.79%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On January 2, 2009 perform the following trade:

1) Exchange ProFunds Biotechnology (BIPIX) for ProFunds Short OTC (SOPIX)
2) Exchange Rydex Biotechnology (RYOIX) for Rydex Government Long Bond (RYGBX)
3) Exchange Rydex Health Care (RYHIX) for ProFunds Ultra Short Mid Cap (UIPIX)

The resulting portfolio:

BRPIX	27%	Hold
SOPIX	24%	Add
SHPIX	13%	Hold
RYGBX	22%	Add
UIPIX	14%	Add

Name	Symbol	NAV	Rank/	Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
ProFunds Bear	**BRPIX**	**33.83**	**1**	**+**	**41.98**	**24.2**	**39.78%**	**-3.15%**	**15.22%**	**39.78%**	**30.90%**	**16.68%**	**24.34%**	**43.87**	**11.08%**	**7.24**	**0.28%**	**1.08**
ProFunds Short OTC	**SOPIX**	**20.1**	**2**	**+**	**24.44**	**13.83**	**45.38%**	**-5.02%**	**16.69%**	**45.38%**	**26.80%**	**13.86%**	**--**	**45.85**	**11.56%**	**10.15**	**0.46%**	**1.16**
ProFunds Short Small Cap	**SHPIX**	**19.26**	**3**	**+**	**26.42**	**15.06**	**23.71%**	**-9.27%**	**17.04%**	**23.71%**	**14.79%**	**-7.04%**	**--**	**41.21**	**12.84%**	**10.92**	**1.76%**	**0.67**
Rydex Gov't Long Bond	**RYGBX**	**16.47**	**4**	**+**	**16.9**	**10.5**	**49.70%**	**19.00%**	**41.22%**	**49.70%**	**59.98%**	**89.33%**	**120.03%**	**68.08**	**6.89%**	**5.13**	**3.08%**	**2.11**
ProFunds Ultra Short Mid Cap	**UIPIX**	**18.69**	**5**	**+**	**35.86**	**11.02**	**47.32%**	**-17.35%**	**22.46%**	**47.32%**	**16.86%**	**--**	**--**	**40.74**	**23.39%**	**19.68**	**2.61%**	**0.64**
Rydex Consumer Products	RYCIX	29.5	6		38.36	26.16	-23.08%	2.20%	-14.32%	-23.08%	0.38%	13.07%	14.64%	58.14	7.44%	14.37	0.54%	-0.63
Rydex Biotechnology	RYOIX	20.6	7	-	26.51	17.27	-10.55%	10.22%	-11.82%	-10.55%	-8.36%	4.30%	74.55%	59.57	9.62%	14.91	0.00%	-0.36
Rydex Retailing	RYRIX	8.08	8	+	12.51	6.39	-33.72%	5.76%	-24.20%	-33.72%	-36.73%	-27.53%	-34.27%	54.48	11.82%	22.12	0.00%	-0.76
Rydex Health Care	RYHIX	11.95	9	-	16.38	10.09	-24.70%	7.17%	-15.61%	-24.70%	-16.26%	-1.57%	3.78%	60.1	8.34%	15.91	0.00%	-0.67
Rydex Utilities	RYUIX	23.32	10	+	32.81	19.72	-28.09%	0.28%	-9.51%	-28.09%	-2.01%	25.91%	--	59.11	10.13%	18.04	0.40%	-0.58
Rydex Technology	RYTIX	7.54	11	+	13.8	6.28	-45.36%	3.29%	-26.87%	-45.36%	-34.83%	-33.10%	-50.72%	53.17	11.42%	27.17	0.00%	-1.01
Rydex Transportation	RYPIX	19	12	-	28.1	15.61	-25.14%	3.21%	-18.91%	-25.14%	-26.70%	-3.75%	-21.42%	56.62	12.59%	19.3	0.00%	-0.61
ProFunds Biotechnology	BIPIX	50.49	13	-	71.45	41.08	-1.16%	11.98%	-13.72%	-1.16%	-14.21%	27.02%	--	58.37	14.00%	18.69	0.00%	-0.24
Rydex Internet	RYIIX	24.52	14	+	44.41	19.62	-44.79%	6.22%	-23.21%	-44.79%	-33.33%	-26.26%	--	54.53	12.16%	30	1.01%	-0.98
ProFunds Europe	UEPIX	10.63	15	+	19.12	8.42	-44.40%	5.23%	-22.30%	-44.40%	-25.55%	-8.07%	--	56.55	12.50%	26.55	0.83%	-0.89
Rydex Telecommunications	RYMIX	10.69	16	+	19.5	8.65	-45.19%	3.22%	-20.98%	-45.19%	-28.63%	-19.47%	-69.23%	54.65	12.27%	29.68	1.71%	-0.97
ProFunds Healthcare	HCPIX	10.58	17	-	17.51	8.3	-36.88%	10.15%	-22.23%	-36.88%	-29.13%	-22.20%	--	59.33	12.66%	24.36	0.81%	-0.69
Rydex Banking	RYKIX	4.79	18	+	8.48	3.96	-40.73%	-3.80%	-24.57%	-40.73%	-52.34%	-47.61%	-37.17%	52.44	17.97%	31.04	1.56%	-0.65
Rydex Energy	RYEIX	14.91	19	+	33.28	11.99	-45.52%	-4.45%	-31.86%	-45.52%	-18.63%	49.60%	103.81%	52.57	17.68%	27.71	0.00%	-0.6
ProFunds Pharmaceuticals	PHPIX	6.81	20	-	10.57	5.41	-31.30%	9.12%	-11.98%	-31.30%	-19.15%	-36.76%	--	61.53	12.80%	25.88	1.07%	-0.59
Rydex Electronics	RYSIX	6.1	21	-	12.17	4.95	-49.88%	5.35%	-27.98%	-49.88%	-47.82%	-56.83%	-51.31%	53.24	12.77%	30.8	0.00%	-1.01
ProFunds Utilities	UTPIX	15.01	22	+	28.85	12.61	-46.65%	-3.23%	-21.20%	-46.65%	-18.81%	26.16%	--	55.25	15.50%	27.16	1.49%	-0.69
Rydex Energy Services	RYVIX	25.59	23	+	76.17	21.67	-57.61%	-9.77%	-47.16%	-57.61%	-35.28%	29.50%	76.24%	49.42	18.31%	31.21	0.00%	-0.76
Rydex Leisure	RYLIX	17.93	24	-	35.37	12.93	-49.31%	10.00%	-29.80%	-49.31%	-39.03%	-28.82%	-43.26%	57.16	12.30%	31.12	0.00%	-1.05
Rydex Basic Materials	RYBIX	27.34	25	-	56.31	19.34	-45.61%	7.63%	-26.75%	-45.61%	-10.53%	11.85%	23.91%	57.26	15.63%	26.98	0.95%	-0.7
Rydex Financial Services	RYFIX	5.8	26	+	11.15	4.25	-47.78%	3.55%	-31.71%	-47.78%	-50.82%	-40.41%	-32.14%	54.24	17.04%	31.81	1.68%	-0.76
ProFunds Technology	TEPIX	13.37	27	-	33.99	10.64	-60.66%	2.45%	-38.44%	-60.66%	-49.60%	-50.71%	--	51	17.02%	37.3	0.00%	-0.92
Rydex Europe Advantage	RYEUX	11.27	28	-	25.74	8.93	-56.13%	3.49%	-33.31%	-56.13%	-35.93%	-20.28%	--	54.06	15.54%	32.83	0.00%	-0.92
ProFunds Energy	ENPIX	25.89	29	+	69.79	20.25	-56.39%	-7.45%	-38.33%	-56.39%	-18.40%	74.03%	--	51.95	24.04%	32.4	0.01%	-0.56
ProFunds Basic Materials	BMPIX	18.4	30		76.11	12.5	-70.92%	2.32%	-52.51%	-70.92%	-50.06%	-41.92%	--	50.79	24.10%	37	0.33%	-0.75
ProFunds Telecom	TCPIX	10.83	31	+	21.96	8.12	-50.68%	0.04%	-11.44%	-50.68%	-19.05%	-11.27%	--	54.83	18.22%	37.29	0.56%	-0.73
ProFunds Semiconductor	SMPIX	6.07	32	-	18.95	4.58	-67.97%	7.15%	-41.14%	-67.97%	-70.51%	-78.63%	--	51.93	19.54%	40.72	0.09%	-0.89
ProFunds Internet	INPIX	35.53	33	+	94.63	24.44	-62.45%	7.02%	-39.43%	-62.45%	-58.99%	-41.40%	--	53.46	19.02%	39.8	0.00%	-0.89
Rydex Precious Metals	RYPMX	42.13	34	+	80.76	22.11	-37.68%	26.90%	-10.15%	-37.68%	-9.14%	-5.16%	85.69%	67.66	20.93%	32.87	0.00%	-0.45
ProFunds Banks	BKPIX	8.01	35	-	28.87	5.86	-69.05%	-10.63%	-55.53%	-69.05%	-77.54%	-74.13%	--	48.16	32.15%	47.32	1.43%	-0.61
ProFunds Wireless	WCPIX	1.48	36	+	13.58	0.99	-89.10%	-23.71%	-70.81%	-89.10%	-92.41%	-86.04%	--	44.51	31.28%	62.33	0.00%	-0.79

TOP 10 MARKET SECTORS LAST 3 MONTHS

Name	Symbol	NAV	Rank	Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Distillers & Brewers Index	DJ-DB	520.99	1		520.99	330.57	39.45%	10.01%	18.05%	39.45%	76.22%	51.51%	137.83%	71.75	8.02%	6.64	0.00%	1.25
Dow Water Utilities Index	DJ-WU	669.98	2		724.91	484.59	-4.40%	-6.55%	13.99%	-4.40%	-12.81%	43.62%	190.46%	54.32	11.54%	21.41	0.00%	-0.18
Dow Precious Metals Index	DJ-PM	79.83	3		119.6	42.11	-24.10%	21.16%	2.74%	-24.10%	-24.31%	-17.57%	58.77%	65.51	19.83%	27.91	0.00%	-0.23
Dow Forest Products Index	DJ-FS	195	4		272.59	195	-28.46%	0.00%	0.00%	-28.46%	-20.49%	-10.94%	18.07%	28.76	7.71%	24.7	0.00%	-0.62
Dow Airlines Index	DJ-AR	65.33	5		103.91	45.96	-27.83%	16.06%	-1.72%	-27.83%	-47.27%	-46.53%	-65.05%	61.18	21.48%	42.02	0.00%	-0.5
Dow Pollution Index	DJ-PC	100.15	6		123.49	81.97	-7.86%	7.19%	-4.70%	-7.86%	14.51%	21.31%	10.21%	60.52	10.45%	13.02	0.00%	-0.23
Dow Restaurants Index	DJ-RU	400.61	7		471.32	313.97	-11.72%	10.39%	-5.23%	-11.72%	9.92%	47.35%	49.41%	60.62	9.87%	16.12	0.00%	-0.36
Dow Pharmaceuticals Index	DJ-PR	219.87	8		290.73	188.28	-21.08%	6.20%	-6.87%	-21.08%	-10.77%	-23.19%	-35.29%	61.76	8.55%	18.07	0.00%	-0.56
Dow Biotechnology Index	DJ-BT	474.05	9		581.13	411.23	3.74%	8.20%	-7.42%	3.74%	1.42%	40.43%	98.58%	58.88	9.31%	12.17	0.00%	-0.09
Dow Oil Conglomerates Index	DJ-OL	464.18	10		631.64	375.95	-23.39%	-1.76%	-7.74%	-23.39%	27.67%	80.39%	112.05%	54.36	14.55%	16.94	0.00%	-0.3

TOP 10 MARKET SECTORS LAST 12 MONTHS

Name	Symbol	NAV	Rank	Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Distillers & Brewers Index	DJ-DB	520.99	1		520.99	330.57	39.45%	10.01%	18.05%	39.45%	76.22%	51.51%	137.83%	71.75	8.02%	6.64	0.00%	1.25
Dow Biotechnology Index	DJ-BT	474.05	2		581.13	411.23	3.74%	8.20%	-7.42%	3.74%	1.42%	40.43%	98.58%	58.88	9.31%	12.17	0.00%	-0.09
Dow Water Utilities Index	DJ-WU	669.98	3		724.91	484.59	-4.40%	-6.55%	13.99%	-4.40%	-12.81%	43.62%	190.46%	54.32	11.54%	21.41	0.00%	-0.18
Dow Trucking Index	DJ-TK	291.98	4		392.79	233.56	-6.39%	6.07%	-9.42%	-6.39%	-4.14%	50.23%	128.50%	60.02	13.74%	16.34	0.00%	-0.08
Dow Pollution Index	DJ-PC	100.15	5		123.49	81.97	-7.86%	7.19%	-4.70%	-7.86%	14.51%	21.31%	10.21%	60.52	10.45%	13.02	0.00%	-0.23
Dow Retailers Broadline Index	DJ-RB	305.37	6		398.31	263.16	-11.00%	2.44%	-16.38%	-11.00%	-8.34%	-1.25%	15.82%	54.13	10.38%	12.39	0.00%	-0.26
Dow Restaurants Index	DJ-RU	400.61	7		471.32	313.97	-11.72%	10.39%	-5.23%	-11.72%	9.92%	47.35%	49.41%	60.62	9.87%	16.12	0.00%	-0.36
Dow Household Prod Nondur	DJ-HN	460.48	8		552.01	426.74	-16.58%	-3.72%	-11.58%	-16.58%	6.58%	23.84%	48.07%	53.21	8.23%	12	0.00%	-0.33
Dow Railroads Index	DJ-RR	391.08	9		660.53	364.99	-17.69%	-5.37%	-30.82%	-17.69%	11.34%	79.37%	118.26%	48.28	12.39%	17.11	0.00%	-0.32
Dow Industrial Transport	DJ-IT	302.22	10		463.51	271.73	-20.92%	-3.13%	-22.99%	-20.92%	-11.82%	22.97%	67.09%	52.61	11.31%	16.53	0.00%	-0.47

ETF SECTORS

Sector Rotation Model as of 12/31/2008

This portfolio applies our proprietary ranking system to the various Exchange Traded Funds. Approximately 80% of the model is invested in the top four domestic ETF's while the remaining portion is invested in the highest ranked international ETF. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Biotechn Holders Trust - 12/1/08	$154.45	BBH	364.965	$171.63	$62,638.96	32.18%	14.54%
iShares Nasdaq Biotechn - 12/1/08	$60.91	IBB	600.020	$71.05	$42,631.41	21.90%	20.71%
iShares Lehman 1-3 Yr - 12/1/08	$84.66	SHY	407.496	$84.66	$34,498.57	17.72%	1.05%
iShares DJ US Health - 12/1/08	$47.04	IYH	500.933	$53.69	$26,895.08	13.82%	8.33%
Short MSCI EAFE - 12/1/08	$120.64	EFZ	333.806	$83.82	$27,979.60	14.37%	-22.20%
					$194,643.62		

2002 Return	-0.51% **	2004 Return	13.90%	2006 Return	14.56%	Monthly Model Return	5.25%
2003 Return	29.17%	2005 Return	10.74%	2007 Return	9.45%	Year To Date Return	-4.23%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On January 2, 2009 perform the following trades:

1) Exchange Biotechnology Holders Trust (BBH) for iShares Lehman 7-10 Yr Treas (IEF)
2) Exchange iShares Nasdaq Biotechnology (IBB) for iShares Lehman 20+ Yr Tbond (TLT)
3) Exchange iShares DJ US Healthcare (IYH) for Consumer Staples Select Sector (XLP)

The resulting portfolio:

SHY	18%	Hold
IEF	32%	Add
TLT	22%	Add
XLP	14%	Add
EFZ	14%	Hold

ETF Rankings - Domestic

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
iShares Lehman 1-3 Yr TBond	**SHY**	**84.66**	**1 +**	**84.7**	**79.4**	**6.62%**	**0.56%**	**2.79%**	**6.62%**	**18.91%**	**21.53%**	**--**	**63.41**	**0.83%**	**0.75**	**3.56%**	**3.6**
iShares Lehman 7-10 Yr Treas	**IEF**	**98.53**	**2 +**	**99.63**	**83.57**	**17.91%**	**5.15%**	**12.32%**	**17.91%**	**33.42%**	**42.59%**	**--**	**65.14**	**2.80%**	**2.6**	**4.25%**	**2.23**
iShares Lehman 20+ Yr TBond	**TLT**	**119.35**	**3 +**	**121.9**	**86.73**	**33.92%**	**13.64%**	**27.51%**	**33.92%**	**48.76%**	**75.63%**	**--**	**67.92**	**4.80%**	**3.45**	**4.51%**	**2.14**
Consumer Staples Select Sector	**XLP**	**23.87**	**4 +**	**28.71**	**21.75**	**-15.02%**	**0.02%**	**-12.77%**	**-15.02%**	**9.63%**	**21.36%**	**4.82%**	**57.27**	**6.62%**	**9.28**	**2.33%**	**-0.36**
iShares DJ US Cons Goods	IYK	46.28	5 +	62.56	41.43	-26.02%	-0.13%	-18.74%	-26.02%	-7.70%	4.94%	--	53.73	8.29%	15.07	1.84%	-0.7
Biotechnology Holders Trust	BBH	171.63	6 -	200.7	148.72	10.29%	7.56%	-4.23%	10.29%	-1.67%	45.90%	--	59.62	8.37%	10.67	3.89%	0.07
iShares GS InvestTop Corp Bd	LQD	101.65	7 +	102.34	80.3	2.40%	13.80%	15.33%	2.40%	10.70%	18.39%	--	80.42	5.63%	6.76	5.27%	0.26
Retail Holders Trust	RTH	75.14	8 +	100.32	61.92	-18.58%	3.45%	-16.34%	-18.58%	-17.55%	-7.88%	--	54.48	10.96%	14.13	1.08%	-0.44
iShares Nasdaq Biotechnology	IBB	71.05	9 -	90.32	60.64	-12.28%	8.72%	-12.67%	-12.28%	-7.70%	-0.91%	--	59.12	9.17%	14.03	0.22%	-0.39
iShares DJ US Healthcare	IYH	53.69	10 -	71.77	45.43	-22.90%	7.70%	-13.02%	-22.90%	-11.59%	-0.80%	--	61.03	7.92%	15.9	1.25%	-0.63
Pharmaceuticals Holders Trust	PPH	61.33	11	80.28	52.76	-20.16%	5.56%	-6.92%	-20.16%	-4.60%	-13.46%	--	59.58	8.24%	17.07	2.61%	-0.54
Internet Architect Holders Trust	IAH	31.7	12 +	51.76	27.44	-37.13%	1.59%	-25.77%	-37.13%	-8.26%	-9.95%	--	51.7	10.42%	23.88	0.71%	-0.94
iShares DJ US Utilities	IDU	69.35	13 +	101.44	61.69	-30.16%	-1.82%	-11.16%	-30.16%	-1.55%	38.79%	--	55.97	9.56%	18.09	2.54%	-0.67
Health Care Select Sect SPDR	XLV	26.55	14 -	35.76	23.42	-23.31%	7.19%	-11.11%	-23.31%	-12.03%	-5.20%	--	61.92	8.08%	16.57	1.68%	-0.63
Software Holders Trust	SWH	29.37	15 -	43.65	25.28	-32.71%	3.82%	-25.80%	-32.71%	-17.79%	-12.36%	--	54.49	10.93%	19.49	0.42%	-0.71
iShares DJ US Consum Svcs	IYC	42.36	16 -	62.05	33.48	-30.57%	6.22%	-19.64%	-30.57%	-27.07%	-21.13%	--	57.38	10.22%	21.31	1.13%	-0.8
iShares DJ US Industrial	IYJ	43.06	17 +	72.07	34.68	-39.76%	2.35%	-24.44%	-39.76%	-22.94%	-6.71%	--	55.29	10.75%	22.11	1.40%	-0.9
iShares DJ US Technology	IYW	35.33	18 +	62.14	30.09	-43.15%	2.47%	-25.36%	-43.15%	-28.31%	-25.35%	--	51.97	10.79%	26.17	0.38%	-1
Consumer Discretionary SPDR	XLY	21.57	19 +	33.18	16.21	-32.97%	6.08%	-22.10%	-32.97%	-31.48%	-27.73%	--	55.64	11.92%	23.27	1.31%	-0.77
US Natural Gas	UNG	23.17	20 -	63.48	22.27	-36.08%	-14.03%	-30.46%	-36.08%	--	--	--	41.5	13.27%	32.31	0.00%	-0.74
iShares DJ US Energy	IYE	28.33	21 +	51.44	23.94	-37.28%	-4.23%	-24.27%	-37.28%	2.29%	81.48%	--	52.94	16.73%	23.12	0.95%	-0.48
Broadband Holders Trust	BDH	8.5	22 -	15.08	6.89	-38.78%	6.98%	-23.99%	-38.78%	-47.96%	-28.24%	--	56.59	12.47%	25.19	0.44%	-0.84
Regional Bank Hldrs SM Trust	RKH	75.63	23 +	135.04	60.95	-40.59%	-3.53%	-28.98%	-40.59%	-41.29%	-34.50%	--	50.79	18.87%	27.09	2.75%	-0.58
Internet Infras Holders Trust	IIH	1.93	24 +	4.39	1.54	-48.31%	-3.50%	-23.72%	-48.31%	-24.50%	-22.48%	--	48.62	16.44%	29.05	34.63%	-0.71
US Oil Fund	USO	33.1	25 -	117.48	29.02	-56.31%	-21.36%	-59.64%	-56.31%	--	--	--	41.94	14.26%	29.72	0.00%	-0.9
iShares DJ US Basic Materials	IYM	37.09	26 +	87.25	28.11	-50.73%	3.62%	-34.21%	-50.73%	-23.77%	-10.90%	--	52.6	15.32%	27.93	1.55%	-0.8
iShares GM Sachs Semicond	IGW	28.37	27 -	58.73	23.17	-51.69%	5.74%	-29.39%	-51.69%	-52.62%	-53.94%	--	52.24	12.54%	30.7	0.67%	-1.05
iShares DJ US Real Estate	IYR	37.23	28 -	68.28	24.66	-39.88%	14.41%	-38.35%	-39.88%	-33.58%	-5.83%	--	54.79	19.26%	25.95	4.81%	-0.58
Wireless Holders Trust	WMH	38.63	29 -	70.93	32.91	-45.54%	5.17%	-19.89%	-45.54%	-25.22%	3.88%	--	56.84	11.33%	28.61	1.59%	-1.04
US 12 Month Oil	USL	29.89	30 -	87.85	28.16	-44.68%	-13.54%	-50.73%	-44.68%	--	--	--	40.5	0.00%	--	0.00%	--
iShares DJ US Telecom	IYZ	16.48	31 +	28.43	12.87	-42.04%	1.12%	-17.94%	-42.04%	-22.03%	-10.16%	--	55.79	12.65%	30.41	2.63%	-0.88
Oil Service Holders Trust	OIH	73.75	32 -	223.64	65.69	-60.38%	-14.22%	-49.65%	-60.38%	-37.76%	30.42%	--	47.04	18.80%	30.76	1.49%	-0.76

ETF Rankings - International

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Short MSCI EAFE	**EFZ**	**83.82**	**1**	**111.66**	**60.69**	**37.88%**	**-10.71%**	**3.93%**	**37.88%**	**--**	**--**	**--**	**38.37**	**12.89%**	**8.44**	**0.58%**	**0.89**
UltraShort MSCI EAFE	EFU	88.17	2 +	171.75	57.3	48.78%	-21.45%	-9.08%	48.78%	--	--	--	37.96	25.54%	17.57	0.81%	0.62
Barclays MSCI Japan	EWJ	9.58	3 +	13.65	7.73	-26.97%	11.56%	-9.37%	-26.97%	-26.95%	3.31%	1.43%	61.71	12.24%	20.75	1.02%	-0.56
Barclays MSCI Switzerland	EWL	18.54	4	26.14	14.28	-27.21%	11.71%	-11.50%	-27.21%	-0.20%	32.24%	20.29%	63.37	10.46%	19.07	1.77%	-0.64
Barclays MSCI Mexico	EWW	32.27	5 +	61.59	24.39	-41.08%	11.21%	-29.97%	-41.08%	-4.99%	103.53%	275.52%	53.16	15.14%	25.31	1.79%	-0.72
Barclays MSCI Malaysia	EWM	7.29	6 +	13.41	6.42	-40.19%	6.13%	-13.72%	-40.19%	17.91%	32.83%	165.90%	57.26	10.49%	28.18	3.07%	-0.86
iShares MSCI Canada Index	EWC	17.43	7 -	34.92	14.19	-44.45%	3.92%	-32.50%	-44.45%	-16.62%	30.55%	129.36%	57.72	12.51%	26.11	1.37%	-0.91
Barclays MSCI France	EWQ	20.93	8 +	35.84	16.21	-41.61%	10.59%	-20.00%	-41.61%	-12.54%	14.23%	19.89%	58.49	13.00%	25.09	4.50%	-0.78
Barclays MSCI Spain	EWP	37.83	9 +	61.39	27.57	-36.78%	15.06%	-15.15%	-36.78%	14.10%	55.25%	59.28%	60.04	13.18%	25	4.26%	-0.67
iShares MSCI Italy Index	EWI	16.39	10 +	31.11	13.49	-46.83%	8.49%	-21.83%	-46.83%	-26.91%	-0.92%	-6.80%	57.08	12.44%	27.71	4.68%	-0.93
iShares MSCI UK Index	EWU	12.25	11 +	22.88	10.27	-46.46%	0.85%	-24.29%	-46.46%	-25.70%	-6.90%	-13.35%	54.59	13.58%	28.63	3.42%	-0.88
UltraShort MSCI Japan	EWV	67.29	12 -	146.89	57.11	2.90%	-23.00%	-23.95%	2.90%	--	--	--	36.34	0.00%	--	0.96%	--
Barclays Netherlands	EWN	14.92	13 -	28.67	11.89	-47.50%	10.80%	-24.02%	-47.50%	-18.49%	5.11%	-23.25%	57.35	12.89%	27.5	3.75%	-0.92
Barclays MSCI Taiwan	EWT	7.59	14 +	15.89	6.06	-45.23%	5.81%	-23.78%	-45.23%	-30.85%	-21.84%	--	54.64	15.03%	30.19	4.15%	-0.84
Barclays MSCI Singapore	EWS	7.05	15 +	13.33	5.62	-46.10%	8.16%	-24.49%	-46.10%	0.49%	42.53%	55.57%	56.36	14.58%	28.89	3.15%	-0.83
iShares MSCI Germany Index	EWG	19.22	16 -	34	14.24	-43.48%	16.33%	-19.25%	-43.48%	1.98%	30.02%	12.50%	62.51	13.45%	25.86	3.46%	-0.75
Short MSCI Emerging Markets	EUM	78.6	17 -	128.84	61.56	19.57%	-13.34%	-7.06%	19.57%	--	--	--	41.51	0.00%	--	0.94%	--
UltraShort MSCI Emerging Mkt	EEV	52.54	18 -	194	49	-25.01%	-28.00%	-45.86%	-25.01%	--	--	--	39.8	0.00%	--	0.97%	--
Barclays S&P Latin Am	ILF	25.47	19 +	59.06	19.22	-47.14%	5.98%	-32.80%	-47.14%	10.70%	137.06%	--	53.45	19.88%	29.69	2.20%	-0.59
Barclays MSCI Hong Kong	EWH	10.37	20 +	21.23	8.21	-50.29%	4.58%	-18.61%	-50.29%	-10.40%	18.85%	41.43%	52.8	16.05%	32.81	2.84%	-0.79

FIDELITY SELECT FUNDS

FIDELITY SELECT SECTOR ROTATION MODEL AS OF 12/31/2008

This portfolio involves greater than average risk and is recommended for that portion of your portfolio designated as aggressive. The portfolio utilizes our analysis/rankings and is designed to capitalize on short term trading opportunities present in the various sectors of the market. The portfolio is reallocated monthly to the top 5 funds in our proprietary timing model. Because of the frequency and timing of trades, we recommend this portfolio for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
FS Biotechnology - 12/1/08	$51.17	FBIOX	682.394	$59.11	$40,336.31	28.20%	6.29%
FS Food & Agriculture - 5/1/08	$50.72	FDFAX	692.670	$50.99	$35,319.25	24.70%	3.04%
FS Medical Equip & Sys - 9/2/08	$20.51	FSMEX	1484.586	$18.45	$27,390.60	19.15%	5.10%
FS Pharmaceuticals - 11/3/08	$8.78	FPHAX	2237.808	$8.81	$19,715.09	13.79%	5.89%
FS Health Care - 11/3/08	$82.89	FSPHX	250.110	$80.99	$20,256.41	14.16%	6.09%
					$143,017.66		

2002 Return	1.64% **	2004 Return	25.79%	2006 Return	11.36%	Monthly Model Return	5.16%
2003 Return	30.59%	2005 Return	11.54%	2007 Return	5.20%	Year To Date Return	-34.45%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On January 2, 2009 perform the following trades:

1) Exchange Fidelity Select Health Care (FSPHX) for Fidelity Select Transportation (FSRFX)

The resulting portfolio:

FSMEX	19%	Hold
FDFAX	25%	Hold
FBIOX	28%	Hold
FPHAX	14%	Hold
FSRFX	14%	Add

FIDELITY SELECT FUNDS - RANKINGS

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Fidelity Sel MedSys & Equip	**FSMEX**	**18.45**	**1**	**26.56**	**15.9**	**-23.38%**	**5.10%**	**-25.55%**	**-23.38%**	**-6.01%**	**18.66%**	**157.71%**	**54.33**	**8.17%**	**13.73**	**0.02%**	**-0.58**
Fidelity Sel Food & Agri	**FDFAX**	**50.99**	**2 +**	**65.69**	**44.62**	**-22.31%**	**3.04%**	**-12.95%**	**-22.31%**	**13.44%**	**39.06%**	**52.20%**	**60.42**	**7.73%**	**13.66**	**1.01%**	**-0.58**
Fidelity Sel Biotechnology	**FBIOX**	**59.11**	**3 -**	**74.39**	**50.98**	**-11.35%**	**8.50%**	**-10.07%**	**-11.35%**	**-5.73%**	**14.82%**	**60.71%**	**59.88**	**9.16%**	**14.56**	**0.00%**	**-0.42**
Fidelity Sel Pharmaceuticals	**FPHAX**	**8.81**	**4**	**11.79**	**7.58**	**-22.71%**	**5.89%**	**-9.19%**	**-22.71%**	**-1.40%**	**11.83%**	**--**	**61.31**	**8.12%**	**17.61**	**1.13%**	**-0.61**
Fidelity Sel Transport	**FSRFX**	**32.23**	**5 +**	**46.67**	**27.88**	**-27.03%**	**0.29%**	**-19.39%**	**-27.03%**	**-20.58%**	**12.90%**	**107.66%**	**54.88**	**11.54%**	**19.59**	**0.57%**	**-0.68**
Fidelity Sel Health Care	FSPHX	80.99	6 -	122.45	68.51	-32.48%	6.09%	-18.14%	-32.48%	-20.20%	1.33%	8.59%	58.83	8.24%	19.91	0.26%	-0.91
Fidelity Sel Utilities Growth	FSUTX	40.26	7 +	64.03	34.87	-36.00%	-2.11%	-10.50%	-36.00%	-1.65%	33.61%	0.07%	55.79	10.45%	21.49	1.34%	-0.77
Fidelity Sel Environmental	FSLEX	13.39	8 -	19.53	11.02	-30.50%	5.20%	-16.69%	-30.50%	-13.66%	1.45%	-1.06%	58.8	10.78%	18.01	0.31%	-0.64
Fidelity Select IT Services	FBSOX	11.21	9 -	17.46	9.08	-32.91%	4.09%	-23.79%	-32.91%	-14.23%	4.31%	34.54%	57.11	11.02%	19.41	0.00%	-0.7
Fidelity Sel Const & Housing	FSHOX	23.87	10 +	35.95	16.44	-26.93%	7.12%	-19.19%	-26.93%	-32.60%	-5.23%	42.74%	54.34	15.61%	21.46	0.80%	-0.49
Fidelity Sel Computers	FDCPX	24.89	11 +	48.35	22.2	-48.52%	-1.27%	-28.76%	-48.52%	-31.01%	-30.59%	-40.79%	48.17	10.76%	29.3	0.00%	-1.15
Fidelity Sel Software Comp	FSCSX	47	12 +	81.23	40.36	-42.14%	1.53%	-20.77%	-42.14%	-10.46%	-3.59%	42.47%	53.02	11.61%	25.35	0.00%	-0.86
Fidelity Sel Chemicals	FSCHX	46.21	13 -	95.65	38.98	-43.34%	-3.01%	-31.90%	-43.34%	-15.01%	14.16%	92.04%	50.01	14.15%	24.14	0.83%	-0.73
Fidelity Sel Retail	FSRPX	28.61	14 +	40.63	21.76	-29.58%	7.98%	-19.86%	-29.58%	-25.36%	-7.15%	-9.68%	55.44	12.58%	22.09	0.50%	-0.64
Fidelity Sel Consumer Ind	FSCPX	13.65	15 +	20.88	10.51	-34.64%	5.96%	-22.55%	-34.64%	-32.22%	-23.85%	-24.43%	55.25	11.80%	24.33	0.39%	-0.8
Fidelity Sel Cyclical Industries	FCYIX	13.14	16 -	22.24	10.42	-40.14%	4.72%	-25.19%	-40.14%	-19.13%	12.21%	56.96%	57.02	11.20%	22.25	0.69%	-0.86
Fidelity Sel Leisure	FDLSX	53.87	17 +	75.93	40.03	-29.05%	10.94%	-11.32%	-29.05%	-14.02%	5.08%	21.75%	61.93	10.76%	24.47	0.72%	-0.72
Fidelity Sel Paper & Forest	FSPFX	15.71	18 +	30.83	12.47	-49.04%	0.79%	-38.45%	-49.04%	-42.66%	-43.21%	-7.14%	51.85	13.31%	28.03	0.81%	-0.92
Fidelity Sel Defense & Aero	FSDAX	49.24	19 -	82.44	39.28	-40.17%	8.10%	-18.55%	-40.17%	-14.96%	19.89%	107.53%	60.26	10.57%	26.49	0.61%	-0.95
Fidelity Sel Industrial Equip	FSCGX	18.51	20	34.77	14.6	-46.77%	3.44%	-28.55%	-46.77%	-23.26%	-6.97%	12.92%	55.56	11.85%	24.62	0.98%	-0.93
Fidelity Sel Medical Delivery	FSHCX	28.89	21 -	52.23	22.28	-44.56%	10.23%	-22.17%	-44.56%	-36.24%	19.70%	58.00%	58.88	10.20%	28.07	0.06%	-0.94
Fidelity Sel Multimedia	FBMPX	22.19	22 -	36.83	16.83	-39.29%	5.52%	-24.41%	-39.29%	-37.20%	-30.50%	-4.30%	57.21	12.10%	25.17	0.17%	-0.86
Fidelity Sel Banking	FSRBX	14.76	23 +	24.44	11.96	-37.48%	-1.58%	-19.42%	-37.48%	-44.25%	-37.81%	-18.66%	52.89	18.74%	29.96	2.15%	-0.58
Fidelity Sel Develop Comm	FSDCX	11.52	24 -	22.83	9.5	-48.51%	3.71%	-30.46%	-48.51%	-42.21%	-30.30%	-38.78%	54.83	11.77%	31.21	0.18%	-1.11
Fidelity Sel Industrial Mat	FSDPX	30.46	25 -	64.57	23.12	-47.58%	3.12%	-30.17%	-47.58%	-19.10%	4.59%	88.59%	55.01	14.49%	26.42	0.33%	-0.8
Fidelity Sel Electronics	FSELX	22.65	26 -	45.18	18.68	-49.87%	5.24%	-26.31%	-49.87%	-47.37%	-45.06%	-32.31%	53.36	12.23%	31.28	0.43%	-1.05
Fidelity Sel Technology	FSPTX	39.66	27	81.12	32.23	-51.11%	4.68%	-27.72%	-51.11%	-37.04%	-33.66%	-29.74%	53.95	12.16%	33.15	0.11%	-1.1
Fidelity Sel Network & Infra	FNINX	1.23	28	2.48	1.01	-50.40%	2.50%	-28.07%	-50.40%	-47.66%	-47.44%	--	54.47	11.53%	36.42	0.00%	-1.21
Fidelity Sel Gold Portfolio	FSAGX	31.58	29 +	47.76	15.87	-20.49%	26.98%	1.81%	-20.49%	24.59%	58.14%	280.70%	68.34	18.96%	28.33	0.00%	-0.28
Fidelity Sel Wireless	FWRLX	4.29	30 +	8.51	3.3	-49.62%	5.15%	-24.68%	-49.62%	-30.18%	16.76%	--	54.79	13.23%	33.35	0.71%	-0.99
Fidelity Sel Energy Service	FSESX	35.92	31 +	118.05	30.46	-63.16%	-11.68%	-50.71%	-63.16%	-37.88%	29.20%	182.23%	49.12	18.90%	32.77	0.00%	-0.82
Fidelity Sel Energy	FSENX	30.08	32 -	76.79	23.65	-54.00%	-5.62%	-36.26%	-54.00%	-23.52%	53.12%	159.37%	52.5	19.26%	30.42	0.01%	-0.65
Fidelity Sel Automotive	FSAVX	14.22	33 +	37.62	10.32	-61.20%	-1.11%	-44.67%	-61.20%	-56.03%	-53.73%	-38.77%	51.47	15.19%	39.2	0.77%	-1.11
Fidelity Sel Telecom	FSTCX	26.66	34 +	50.92	19.9	-47.64%	3.46%	-21.99%	-47.64%	-28.18%	-11.35%	-41.08%	56.98	13.60%	33.74	1.17%	-0.93
Fidelity Sel Air Transportation	FSAIX	26.05	35 +	38.63	18.94	-32.57%	12.19%	0.77%	-32.57%	-19.03%	11.27%	78.47%	61.79	14.68%	33.56	0.00%	-0.65
Fidelity Sel Natural Res	FNARX	18.83	36 -	46.06	14.07	-52.39%	-1.88%	-34.32%	-52.39%	-14.91%	53.56%	181.61%	54.56	18.92%	30.15	0.02%	-0.64
Fidelity Sel Natural Gas	FSNGX	20.17	37 -	57.69	15.57	-56.65%	-5.04%	-39.83%	-56.65%	-35.70%	31.55%	166.41%	52.07	20.35%	32.4	0.00%	-0.66
Fidelity Sel Financial Services	FIDSX	46.67	38 -	93.14	33.81	-49.89%	2.54%	-27.62%	-49.89%	-49.73%	-39.89%	-17.50%	54.35	16.81%	33.76	1.30%	-0.8
Fidelity Sel Broker/Inv Mngt	FSLBX	31.74	39 -	62.62	21.85	-49.31%	7.29%	-29.70%	-49.31%	-38.64%	-9.98%	55.14%	58.16	15.61%	30.16	1.47%	-0.79
Fidelity Sel Insurance	FSPCX	32.75	40 -	61.78	22.07	-46.99%	9.77%	-17.06%	-46.99%	-43.54%	-26.86%	20.46%	61.04	15.38%	32.79	0.88%	-0.77
Fidelity Sel Home Finance	FSVLX	11.29	41	28.6	9.21	-58.55%	0.83%	-18.23%	-58.55%	-71.16%	-69.64%	-47.36%	55.37	18.23%	44.05	2.01%	-0.91

TOP 10 MARKET SECTORS LAST MONTH

Dow Precious Metals Index	DJ-PM	79.83	1	119.6	42.11	-24.10%	21.16%	2.74%	-24.10%	-24.31%	-17.57%	58.77%	65.51	19.83%	27.91	0.00%	-0.23
Dow Insurance Life Index	DJ-IL	334.48	2	694.27	176.14	-51.82%	20.83%	-39.65%	-51.82%	-43.67%	-18.75%	-7.17%	59.24	20.66%	29.97	0.00%	-0.63
Dow Steel Index	DJ-ST	184.78	3	556.18	103.02	-55.66%	20.09%	-26.90%	-55.66%	-1.32%	91.90%	87.19%	56.63	23.32%	36.45	0.00%	-0.6
Dow Insurance Full Line Index	DJ-IF	21.68	4	401.53	12.69	-94.55%	18.92%	-57.19%	-94.55%	-95.21%	-94.77%	-94.04%	49.11	33.55%	56.6	0.00%	-0.77
Dow Airlines Index	DJ-AR	65.33	5	103.91	45.96	-27.83%	16.06%	-1.72%	-27.83%	-47.27%	-46.53%	-65.05%	61.18	21.48%	42.02	0.00%	-0.5
Dow Lodging Index	DJ-LG	260.32	6	626.75	161.37	-55.63%	15.59%	-35.45%	-55.63%	-52.77%	-25.92%	11.71%	58.07	17.76%	38.54	0.00%	-0.89
Dow Health Care Providers	DJ-HP	340.84	7	636.76	251.38	-45.73%	13.78%	-18.34%	-45.73%	-36.52%	11.37%	85.93%	61.14	11.55%	31.15	0.00%	-0.82
Dow Consumer Electr Index	DJ-CE	231.48	8	1125.5	173.31	-79.43%	11.93%	-45.89%	-79.43%	-67.54%	-51.12%	179.33%	51.59	17.37%	60.49	0.00%	-1.24
Dow Casinos Index	DJ-CA	210.89	9	789.71	137.92	-73.30%	11.81%	-42.73%	-73.30%	-56.58%	-42.52%	79.80%	54.77	19.02%	46.92	0.00%	-1.02
Dow Marine Transport Index	DJ-MT	154.86	10	370.42	111.61	-54.38%	11.51%	-35.63%	-54.38%	-48.70%	-24.81%	67.49%	56.86	16.54%	29.54	0.00%	-0.79